ACCOUNTANTS' COMPILATION REPORT

To the Owner Trustee of
College and University Facility
Loan Trust One:

We have compiled the accompanying balance sheet of College and University Facility Loan Trust One (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2000, 1999, 1998, 1997 and 1996, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 3, 2001 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.

                                                   BDO Seidman, LLP

July 13, 2001

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                                   BALANCE SHEET

================================================================================

MAY 31,                                                                        2001
===================================================================================

ASSETS

INVESTMENTS, at amortized cost, net of allowance for loan losses
  of $1,125,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)   $ 58,182,581
CASH                                                                         51,267
PREPAID EXPENSES                                                             11,352
INTEREST RECEIVABLE                                                         818,278
DEFERRED BOND ISSUANCE COSTS (Note 2)                                       536,789
-----------------------------------------------------------------------------------

  Total assets                                                           59,600,267
-----------------------------------------------------------------------------------


LIABILITIES

BONDS PAYABLE (Notes 1, 3 and 8)                                         45,264,205
INTEREST PAYABLE (Note 3)                                                 2,374,234
ACCRUED EXPENSES AND OTHER LIABILITIES                                      179,059
DISTRIBUTION PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                 630,982
-----------------------------------------------------------------------------------

  Total liabilities                                                      48,448,480
-----------------------------------------------------------------------------------

NET ASSETS

CLASS B CERTIFICATES, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                       1,001,643
ACCUMULATED DEFICIT (Notes 2 and 5)                                      (1,352,673)
PAID-IN CAPITAL (Note 2)                                                 11,502,817
-----------------------------------------------------------------------------------

  Total net assets                                                     $ 11,151,787
===================================================================================

  Net asset value per Class B certificate
    (based on 1,001,643 certificates outstanding)                      $      11.13
===================================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF OPERATIONS

================================================================================

SIX MONTHS ENDED MAY 31,                                     2001
=================================================================

INVESTMENT INCOME:
  Interest income (Note 2)                             $3,028,228
-----------------------------------------------------------------

EXPENSES:
  Interest expense (Notes 2 and 3)                      2,420,760
  Servicer fees (Note 4)                                   27,479
  Trustee fees (Note 4)                                    17,571
  Other trust and bond administration expenses            159,109
-----------------------------------------------------------------

   Total expenses                                       2,624,919
-----------------------------------------------------------------

   Net investment income                                  403,309
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $  403,309
=================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF CASH FLOWS

================================================================================

SIX MONTHS ENDED MAY 31,                                             2001
=========================================================================

CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest received                                           $ 1,523,836
  Interest paid                                                (2,531,254)
  Operating expenses paid                                        (216,581)
-------------------------------------------------------------------------

     Net cash used for operating activities                    (1,223,999)
-------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Net increase in funds held under investment agreements        1,278,210
  Principal payments on Loans                                   3,631,669
-------------------------------------------------------------------------

     Net cash provided by investing activities                  4,909,879
-------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Principal repayments on Bonds                                (3,078,815)
  Distribution to Class B certificateholders                     (622,234)
-------------------------------------------------------------------------

     Net cash used for financing activities                    (3,701,049)
-------------------------------------------------------------------------

NET DECREASE IN CASH                                              (15,169)

CASH, beginning of period                                          66,436
-------------------------------------------------------------------------

CASH, end of period                                           $    51,267
=========================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations        $   403,309
  Decrease in interest receivable                                  32,149
  Increase in prepaid expenses                                    (11,352)
  Decrease in accrued expenses and other liabilities               (1,071)
  Decrease in Bond interest payable                              (157,020)
  Amortization of deferred Bond issuance costs                     46,527
  Amortization of purchase discount on Loans                   (1,536,541)
-------------------------------------------------------------------------

     Net cash used for operating activities                   $(1,223,999)
=========================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                                     (NOTE 2(f))

================================================================================

                                                         FOR THE
                                                        SIX MONTHS
                                                          ENDED         Year Ended
                                                         MAY 31,       November 30,
                                                           2001            2000
===================================================================================

FROM OPERATIONS:
  Net investment income                                $    403,309    $  1,095,334

DIVIDENDS TO CERTIFICATEHOLDERS (Notes 2 and 5):
  Class A Preferred certificateholders
    ($0.1325 per certificate annually):
    From net investment income                                   --          40,126
    As tax return of capital                                     --         (61,837)
-----------------------------------------------------------------------------------

   Net increase in net assets applicable to Class B
     certificateholders resulting from operations           403,309       1,073,623
-----------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS (Note 5):
  Redemptions of Class A Preferred certificates,
    327,709 certificates in 2000                                 --        (327,709)
  Distributions to Class B certificateholders              (630,982)       (882,448)
-----------------------------------------------------------------------------------

   Net decrease in net assets resulting from capital
     certificate transactions                              (630,982)     (1,210,157)
-----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                 (227,673)       (136,534)

NET ASSETS:
  Beginning of period                                    11,379,460      11,515,994
-----------------------------------------------------------------------------------

  End of period                                        $ 11,151,787    $ 11,379,460
===================================================================================

                  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                          SELECTED FINANCIAL HIGHLIGHTS FOR EACH
                                                 CLASS B CERTIFICATE OUTSTANDING
                                                THROUGHOUT THE PERIODS INDICATED
                                                                 (NOTES 1 AND 5)

                                FOR THE
                               SIX MONTHS
                                 ENDED                                         YEARS ENDED NOVEMBER 30,
                                 MAY 31,            -----------------------------------------------------------------------------
                                  2001                    2000             1999             1998            1997            1996
=================================================================================================================================

NET ASSET VALUE, beginning
  of period                         $11.36              $11.17           $10.15           $ 9.54           $9.08           $7.27

NET INVESTMENT INCOME                  .40                1.09             1.21             1.15            1.20            2.69

PROVISION FOR LOAN LOSSES               --                  --               --             (.20)           (.20)           (.20)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
  From net investment income            --                 .04             (.05)            (.04)           (.15)           (.17)
  As tax return of capital              --                (.06)            (.14)            (.30)           (.39)           (.51)

DISTRIBUTIONS TO CLASS B
  CERTIFICATEHOLDERS                  (.63)               (.88)              --               --              --              --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end
  of period                         $11.13              $11.36           $11.17           $10.15           $9.54           $9.08
=================================================================================================================================

TOTAL INVESTMENT RETURN (a)            N/A                 N/A              N/A              N/A             N/A             N/A

NET ASSETS APPLICABLE TO
  CLASS A PREFERRED
  CERTIFICATES, end
  of period                    $        --         $        --      $   327,709      $ 1,726,662      $2,963,176      $4,267,199

NET ASSETS APPLICABLE TO
  CLASS B CERTIFICATES,
  end of period                $11,151,787         $11,379,460      $11,188,285      $10,166,524      $9,553,099      $9,099,485
=================================================================================================================================

RATIOS AND SUPPLEMENTAL
  DATA:

  Ratio of operating expenses
    to average net assets
    applicable to Class B
    certificates                     46.60%(b)(c)        50.42%(b)        59.53%(b)        71.95%(b)       83.43%(b)      103.94%(b)

  Ratio of net investment
    income to average net
    assets applicable
    to Class B certificates           7.16%(c)            9.71%           11.41%           11.69%          12.83%          32.93%

  Number of Class B
    certificates outstanding,
    end of period                1,001,643           1,001,643        1,001,643        1,001,643       1,001,643       1,001,643

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.62%(c), 3.44%, 3.60%, 2.73%, 2.40% and 4.48% in 2001, 2000, 1999, 1998, 1997 and 1996,
      respectively.

(c)   Annualized.

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.   ORGANIZATION         College and University Facility Loan Trust One (the
     AND BUSINESS         Trust) was formed on September 17, 1987 as a business
                          trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State
                          Street Bank and Trust Company, formerly the Bank of
                          Boston (the Owner Trustee) not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940, (as amended), as a diversified, closed-end, management investment company.

                          The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                          (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.   ORGANIZATION         All payments on the Loans and earnings under the
     AND BUSINESS         investment agreements and any required transfers from
     (Continued)          the Expense, Reserve and Liquidity Funds are deposited
                          to the credit of the Revenue Fund held by the Bond
                          Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund
                          Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                          On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   SUMMARY OF           (a)   COLLEGE AND UNIVERSITY FACILITY LOANS
     SIGNIFICANT
     ACCOUNTING           The Loans were purchased and recorded at a discount
     POLICIES             below par. Pursuant to a "no-action letter" that the
                          Trust received from the Securities and Exchange
                          Commission, the Loans, included in investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2001 was approximately $26,114,000. As a result of prepayments of Loans in the six months ended May 31, 2001, additional interest income of approximately $2,000 was recognized.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.   SUMMARY OF           (a)  COLLEGE AND UNIVERSITY FACILITY LOANS (Continued)
     SIGNIFICANT
     ACCOUNTING           The Trust's policy is to discontinue the accrual of
     POLICIES             interest on Loans for which payment of principal or
     (Continued)          interest is 180 days or more past due or for other
                          such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                          Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2001, one Loan has been placed on nonaccrual status, as discussed in Note 6.

                          (b)  OTHER INVESTMENTS

                          Other investments, which are included in investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                          (c)  FEDERAL INCOME TAXES

                          It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                          For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.   SUMMARY OF           (d)  DEFERRED BOND ISSUANCE COSTS
     SIGNIFICANT
     ACCOUNTING           Deferred Bond issuance costs are being amortized using
     POLICIES             the effective interest-rate method, assuming that all
     (Continued)          mandatory semiannual payments will be made on the term
                          bonds as discussed in Note 3.

                          (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE
                              FOR LOAN LOSSES

                          The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards
                          (SFAS) No. 114, "ACCOUNTING BY CREDITORS FOR
                          IMPAIRMENT OF A Loan," as amended by SFAS No. 118 (collectively SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral-dependent.

                          Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                          The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                          The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.   SUMMARY OF           (f)  PRESENTATION OF CAPITAL DISTRIBUTIONS
     SIGNIFICANT
     ACCOUNTING           Capital distributions are accounted for in accordance
     POLICIES             with the American Institute of Certified Public
     (Continued)          Accountants Statement of Position (SOP) 93-2,
                          "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT
                          PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF
                          CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." SOP
                          93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                          As of November 30, 2000, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                          The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2001; however, the amount cannot be reasonably estimated at May 31, 2001.

                          (g)  USE OF ESTIMATES

                          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.   SUMMARY OF           (h)  NEW ACCOUNTING PRONOUNCEMENT
     SIGNIFICANT
     ACCOUNTING           Effective December 1, 2000, the Trust adopted the SFAS
     POLICIES             No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND
     (Continued)          HEDGING ACTIVITIES," as amended by SFAS No. 137 and
                          138 (collectively SFAS 133). This standard establishes accounting and reporting standards for derivative instruments and for hedging activities. SFAS 133 requires all derivatives, including certain derivative instruments embedded in other contracts, to be recognized as assets or liabilities on the balance sheet and measured at fair value. The adoption of SFAS
                          133 did not have a material impact on the Trust's financial position or results of operations.

3.   BONDS                The Bonds outstanding at May 31, 2001 consist of the
                          following:

                                                                   Principal
                                   Interest         Stated          Amount
                           Type      Rate          Maturity         (000s)
                          ==================================================
                           Term     10.20%     June 1, 2002         $ 7,687
                           Term     10.55      December 1, 2014      37,577
                          --------------------------------------------------

                                                                    $45,264
                          ==================================================

                          The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                          Interest on the Bonds is payable semiannually. On June 1, 2001, the Trust made the mandatory redemption of $2,490,798 on the Bonds maturing on June 1, 2002.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

3.   BONDS                The aggregate scheduled maturities of the Bonds,
     (Continued)          including the scheduled mandatory redemptions at May
                          31, 2001, are as follows:

                                                                         Amount
                          FISCAL YEAR                                    (000's)
                          ======================================================
                          2001                                           $ 2,491
                          2002                                             5,196
                          2003                                             4,447
                          2004                                             4,397
                          2005                                             4,091
                          Thereafter                                      24,642
                          ------------------------------------------------------

                          Total                                          $45,264
                          ======================================================

                          The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                          In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                          As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the June 1, 2001 Bond Payment were sufficient to satisfy the maximum reserve fund requirement of $6,971,667.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

4.   ADMINISTRATIVE       (a) SERVICER
     AGREEMENTS
                          As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage
                          Corporation (GMAC) receives a collection fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2001, this fee totaled
                          $27,479, which includes other related expenses of $6,399.

                          (b) TRUSTEES

                          As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                          o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $5,975 and $5,378, respectively, for the six months ended May 31, 2001.

                          o The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 2001, the fees amounted to $5,979. In addition, the Bond Trustee incurred $239 for out-of-pocket expenses.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

5.   CERTIFICATES         The certificates comprise two classes, namely 13.25%
                          Class A Preferred and Class B. Dividends on the Class
                          A Preferred certificates are payable in cash at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust.
                          The Class A Preferred certificates are required to be redeemed by the Trust, on any Distribution Date
                          (defined below) to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in
                          Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A
                          Preferred certificates have been redeemed.

                          The Class A Preferred certificates were fully redeemed on June 1, 2000. As such, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates. On June 4, 2001, a distribution of $630,982 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying balance sheet.

                          Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                          The certificateholders shall each be entitled to one vote per certificate.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

6.   ALLOWANCE FOR        An analysis of the allowance for loan losses for the
     LOAN LOSSES          six months ended May 31, 2001 is summarized as
                          follows:

                          Balance, beginning of year                  $1,125,000
                          Provision                                           --
                          Charge-offs                                         --
                          ------------------------------------------------------

                          Balance, end of year                        $1,125,000
                          ======================================================

                          At May 31, 2001, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000. The recorded investment in that loan, approximately $675,000 with a related allowance for loan loss of $472,000, is considered to be impaired under SFAS 114.

                          The average recorded investment in the impaired loans during the six months ended May 31, 2001 was approximately $707,000. For the six months ended May 31, 2001, no interest income was recognized on impaired loans.

                          The amortized cost of a loan placed on nonaccrual status is approximately $675,000 at May 31, 2001. See
                          Note 2(e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.   LOANS                Scheduled principal and interest payments on the Loans
                          as of May 31, 2001, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                 Principal   Interest
                                                 Payments    Payments         Total
                          FISCAL YEAR             (000s)      (000s)         (000s)
                          -----------------------------------------------------------
                          2001                    $ 4,228     $ 1,066      $ 5,294
                          2002                      7,033       1,910        8,943
                          2003                      6,375       1,689        8,064
                          2004                      6,012       1,487        7,499
                          2005                      5,413       1,302        6,715
                          Thereafter               38,203       6,634       44,837
                          -----------------------------------------------------------

                          Total                   $67,264     $14,088      $81,352
                          ===========================================================

                          Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.   LOANS                The following analysis summarizes the stratification
     (Continued)          of the loan portfolio by type of collateral and
                          institution as of May 31, 2001:

                                                             Amortized
                                                   Number       Cost
                          TYPE OF COLLATERAL      of Loans     (000s)          %
                          ===========================================================
                          Loans secured by a
                            first mortgage             90      $21,604      49.1%

                          Loans not secured by
                            a first mortgage           57       22,417      50.9
                          -----------------------------------------------------------

                          Total Loans                 147      $44,021     100.0%
                          ===========================================================

                                                             Amortized
                                                   Number       Cost
                          TYPE OF INSTITUTION     of Loans     (000s)          %
                          ===========================================================
                          Private                      93      $21,226      48.2%

                          Public                       54       22,795      51.8
                          -----------------------------------------------------------

                          Total Loans                 147      $44,021     100.0%
                          ===========================================================

                          The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.   LOANS                The collateral for Loans that are secured by a
     (Continued)          mortgage on real estate generally consists of special
                          purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                          A number of borrowers are currently experiencing adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts and state and federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increasing revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                          Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8.   FAIR VALUE           SFAS No. 107, "DISCLOSURES ABOUT FAIR VALUE OF
     OF FINANCIAL         FINANCIAL INSTRUMENTS," allows for the use of a wide
     INSTRUMENTS          range of valuation techniques; therefore, it may be
                          difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments.
                          Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

8.   FAIR VALUE           Current market prices are not available for most of
     OF FINANCIAL         the Trust's financial instruments since an active
     INSTRUMENTS          market generally does not exist for such instruments.
     (Continued)          In accordance with the terms of the Indenture, the
                          Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                          The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 2001 are as follows:

                                                           Book Value    Fair Value
                                                             (000s)        (000s)
                          ===========================================================
                          Loans                            $ 42,896*      $ 59,098

                          Investment Agreements:
                            Revenue Fund                     12,688         13,709
                            Liquidity Fund                    2,599          3,465
                          -----------------------------------------------------------

                                                           $ 58,183       $ 76,272
                          ===========================================================

                          Bonds                            $ 45,264       $ 53,839
                          ===========================================================

                          *Net of Allowance for Loan Losses of $1,125,000.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

 Outstanding                                                          Stated                           Internal      Amortized
  Principal                                                          Interest       Maturity            Rate of     Cost (Notes
   Balance                    Description                             Rate %          Date             Return %       1 and 2)
 -----------    ------------------------------------------           --------       --------           --------     -----------
                COLLEGE AND UNIVERSITY LOANS (73.7%)
                ---------- A ---------
      $1,230    Albion College                                          3.00        10/01/2015           12.51           $697
         295    Alfred University                                       3.00        11/01/2007           12.41            219
         415    Alma College                                            3.00        04/01/2010           11.87            281
         160    Alverno College                                        3.375        10/01/2003           12.52            140
         210    Anderson College                                        3.00        03/01/2010           13.02            136
         619    Appalachian State University                        3.00-3.625      07/01/2004           11.80            523
         207    Arizona State University                                3.50        10/01/2003           11.72            185
         195    Atlantic Union College                                  3.00        05/01/2023           12.68             88
       1,230    Augsburg College                                        3.00        04/01/2016           12.95            658
         708    Azusa Pacific University                                3.00        04/01/2017           12.96            365
                ---------- B ---------
         560    Baptist College at Charleston                           3.00        03/01/2014           12.96            317
          65    Benedict College                                        3.00        11/01/2006           12.42             50
         203    Birmingham-Southern College                             3.00        10/01/2006           12.48            162
         376    Birmingham-Southern College                             3.00        10/01/2010           12.47            251
          94    Black Hills State College                               3.00        10/01/2005           11.76             78
          79    Black Hills State College                               3.00        10/01/2007           11.77             60
         837    Boston University                                       3.00        12/31/2022           11.87            402
         159    Bryan College                                           3.00        02/01/2010           12.68            106
                ---------- C ---------
       1,860    California State University                             3.00        11/01/2012           10.57          1,261
         549    Carnegie - Mellon University                            3.00        11/01/2017           10.45            329
       1,725    Case Western Reserve University                         3.00        04/01/2016           10.54          1,052
          68    Central Missouri State                                  3.50        07/01/2001           11.80             64
         409    Central Washington University                           3.75        10/01/2004           11.03            360
          18    Chaminade College of Honolulu                           3.50        10/01/2002           12.55             16
         241    Chaminade College of Honolulu                           3.00        10/01/2011           12.47            156
          73    Champlain College                                       3.00        10/01/2010           12.66             48
         101    Claflin College                                         3.00        11/01/2002           12.57             93
         935    College of Charleston                                   3.00        07/01/2016           12.02            537
         525    College of St. Thomas                                   3.00        04/01/2017           12.95            272
         371    College of the Virgin Islands                           3.00        10/01/2004           11.83            314
         625    Colorado State University                              3.625        04/01/2005           11.98            514
         356    Community College of Rhode Island                       3.00        04/01/2018           12.10            192
         650    Concordia College                                       3.00        05/01/2011           12.64            440
                ---------- D ---------
         305    Daniel Webster College                                  3.00        04/01/2019           12.99            151
         329    Dean Junior College                                     3.00        04/01/2016           12.96            180

SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                 STATEMENTS.                                  22

               COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                           SCHEDULE OF INVESTMENTS

                                MAY 31, 2001

                        (Dollar Amounts in Thousands)

                                 (continued)

 Outstanding                                                          Stated                           Internal      Amortized
  Principal                                                          Interest       Maturity            Rate of     Cost (Notes
   Balance                    Description                             Rate %          Date             Return %       1 and 2)
 -----------    ------------------------------------------           --------       --------           --------     -----------
          $2    Dillard University                                     3.375        04/01/2002           13.41             $2
       1,005    Drake University                                        3.00        10/01/2012           12.71            620
                ---------- E ---------
         233    Eckerd College                                          3.50        07/01/2003           12.53            203
          32    Eckerd College                                          3.75        03/01/2005           13.04             26
          41    Emory University                                       3.375        07/01/2002           12.59             38
         110    Emory University                                       3.375        03/01/2003           13.25             95
         330    Emporia State University                                3.00        04/01/2009           12.33            230
                ---------- F ---------
         159    Fairleigh Dickinson University                          3.50        11/01/2003           11.66            141
         106    Fairleigh Dickinson University                          3.00        11/01/2020           12.09             54
          14    Findlay College                                        3.375        07/01/2002           12.56             13
         260    Florida Atlantic University                             3.00        07/01/2006           11.85            202
          44    Florida Institute of Technology                         3.00        02/01/2006           13.17             33
         120    Foothill College                                        3.00        10/01/2006           11.76             95
         110    Fort Hays State University                             3.375        10/01/2002           11.74            101
                ---------- G ---------
         654    Gordon College                                          3.50        04/01/2013           12.84            397
         835    Grambling State University                           3.00-3.75      10/01/2005           11.70            684
                ---------- H ---------
          98    Hampshire College                                       3.00        11/01/2006           12.43             76
         645    Harcum Junior College                                   3.00        11/01/2015           12.44            367
         385    Haverford College                                      3.625        11/01/2013           12.29            243
         125    High Point College                                      3.00        12/01/2007           11.72             90
                ---------- I ---------
          39    Inter American University of San Juan                2.75-3.00      12/01/2001           11.63             35
         825    Iowa State University of Ames                           3.00        07/01/2007           10.63            640
                ---------- J ---------
         290    Jackson State University                                3.00        01/01/2007           12.50            213
         504    Jarvis Christian College                                3.00        04/01/2019           12.96            248
                ---------- K ---------
         100    Kansas Newman College                                   3.00        04/01/2006           13.10             76
          70    Kansas State University                                3.375        04/01/2002           11.79             64
       1,040    Kent State University                                   3.00        12/01/2008           10.55            767
         126    Knox College                                            3.00        05/01/2007           12.72             95
                ---------- L ---------
         209    Laredo Junior College                                   3.00        08/01/2009           11.82            147
          30    Lawrence University                                    3.375        04/01/2002           13.34             27
         560    Long Island University                                  3.00        06/01/2016           12.34            307
         481    Long Island University                                  3.75        10/01/2005           12.42            393

SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                 STATEMENTS.                                  23

               COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                           SCHEDULE OF INVESTMENTS

                                MAY 31, 2001

                        (Dollar Amounts in Thousands)

                                 (continued)

 Outstanding                                                          Stated                           Internal      Amortized
  Principal                                                          Interest       Maturity            Rate of     Cost (Notes
   Balance                    Description                             Rate %          Date             Return %       1 and 2)
 -----------    ------------------------------------------           --------       --------           --------     -----------
         $53    Louisiana State University                              3.50        07/01/2002           10.50            $50
                ---------- M ---------
         305    McKendree College                                       3.00        04/01/2007           13.07            221
         678    Michigan State University                               3.00        05/01/2020           10.96            372
       1,235    Middlebury College                                      3.00        04/01/2018           12.87            680
          23    Mississippi State University                            3.50        12/01/2001           10.82             21
          80    Mississippi Valley State                                3.00        07/01/2008           11.89             59
         418    Missouri Southern State College                         3.00        12/01/2008           10.56            305
         253    Missouri Western State College                          3.00        10/01/2008           11.77            185
         340    Montclair State College                                 3.00        07/01/2008           11.32            251
         275    Monterey Peninsula College                              3.00        10/01/2018           11.95            146
         104    Montreat-Anderson College                               3.00        12/01/2019           12.19             54
          28    Morehouse College                                      3.375        07/01/2001           10.57             27
         851    Morris College                                          3.00        11/01/2013           12.42            514
                ---------- N ---------
         355    New England College                                    3.625        10/01/2013           12.37            226
         915    New England College                                     3.00        04/01/2019           12.96            449
         780    North Carolina State University                         3.00        09/01/2006            8.02            674
                ---------- O ---------
          29    Occidental College                                      3.50        10/01/2001           12.62             28
       1,900    Old Dominion University                                 3.00        06/01/2013           11.70          1,177
          48    Ouachita Baptist University                            3.375        12/01/2002           11.63             42
                ---------- P ---------
           7    Pacific University                                      3.50        10/01/2001           12.66              7
          23    Providence Hospital                                    3.375        01/01/2002           11.33             21
         150    Purdue University                                       3.50        07/01/2001           10.26            143
                ---------- R ---------
         167    Riverside Hospital                                      3.00        04/01/2007           13.09            123
         578    Rivier College                                         3.625        04/01/2014           12.78            347
                ---------- S ---------
         380    San Diego State University                              3.00        11/01/2021           11.93            192
         785    San Francisco State University                          3.00        11/01/2021           11.93            392
       1,055    Sarah Lawrence College                                  3.00        11/01/2021           12.64            509
         198    Scripps College                                         3.00        10/01/2005           12.51            161
          36    Simpson College                                        3.375        07/01/2001           12.18             34
       1,295    South Dakota State University                           3.00        04/01/2016           12.31            722
         715    Southeast Missouri State                                3.50        04/01/2005           12.32            581
         156    Southern Arkansas University                            3.75        10/01/2004           11.76            135
         143    Springfield College                                     3.00        05/01/2011           12.59             93
          18    St. Augustine's College                                 3.00        11/01/2001           12.61             17

SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                 STATEMENTS.                                  24

               COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                           SCHEDULE OF INVESTMENTS

                                MAY 31, 2001

                        (Dollar Amounts in Thousands)

                                 (continued)

 Outstanding                                                          Stated                           Internal      Amortized
  Principal                                                          Interest       Maturity            Rate of     Cost (Notes
   Balance                    Description                             Rate %          Date             Return %       1 and 2)
 -----------    ------------------------------------------           --------       --------           --------     -----------
        $173    St. Edward's University                                3.625        04/01/2013           12.80           $106
         171    St. Mary's University of San Antonio                    3.75        11/01/2002           12.47            157
         150    St. Michael's College                                   3.00        04/01/2008           13.06            108
          51    Stanford University                                    3.125        04/01/2002            9.82             48
         871    Stanford University                                     3.00        05/01/2024           10.40            452
           6    Stetson University                                      3.50        09/01/2001           12.48              6
          22    Stillman College                                        3.00        02/01/2007           13.24             16
       2,871    Finlandia University(A)                                 3.00        08/01/2014           12.70            675
         120    Susquehanna University                                  3.00        11/01/2006           12.44             94
         370    Susquehanna University                                 3.625        11/01/2014           12.32            226
         123    Swarthmore College                                      3.00        11/01/2013           12.30             74
                ---------- T ---------
         540    Taylor University                                       3.00        10/01/2010           12.45            361
         443    Temple University                                      3.375        11/01/2014           11.99            277
         207    Texas College                                           3.00        04/01/2007           13.09            151
         598    Texas Tech University                                  3.625        03/01/2013           10.80            402
       4,145    Texas Tech University                               3.375-3.50      03/01/2012           10.83          2,833
         120    Tougaloo College                                        3.00        06/01/2021           12.44             57
         446    Tufts University                                       3.625        10/01/2004           12.47            381
                ---------- U ---------
       1,686    University of Alabama                                   3.00        05/01/2021           12.27            827
         101    University of Arkansas at Monticello                   3.625        04/01/2004           12.40             86
           9    University of Chicago                                   3.50        12/01/2001           11.63              8
         623    University of Florida                                   3.00        01/01/2005           12.51            501
         775    University of Hawaii at Manoa                           3.00        10/01/2006           11.76            609
         642    University of Missouri at Columbia                     3.625        05/01/2004           11.63            555
          30    University of Missouri at Rolla                         3.50        05/01/2003           11.68             27
         231    University of Montevallo                                3.00        05/01/2023           12.30            107
         121    University of Nebraska                                  3.00        07/01/2013           10.59             79
         157    University of North Carolina                            3.50        07/01/2002           10.60            145
       1,260    University of North Carolina                            3.00        01/01/2018           11.49            693
       1,570    University of Notre Dame                                3.00        04/01/2018           12.95            789
         247    University of Portland                                  3.00        04/01/2013           12.95            144
         184    University of Rochester                                3.375        10/01/2002           10.77            173
         840    University of Rochester                                 3.00        10/01/2006           10.92            674
         808    University of South Dakota                             3.625        10/01/2013           11.74            523
       1,980    University of South Florida                             3.00        07/01/2013           11.97          1,214
         244    University of Steubenville                             3.375        04/01/2012           12.88            151
         295    University of Steubenville                              3.00        04/01/2017           12.96            152
       2,601    University of Vermont                                   3.00        10/01/2019           12.19          1,338

SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                 STATEMENTS.                                  25

               COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                           SCHEDULE OF INVESTMENTS

                                MAY 31, 2001

                        (Dollar Amounts in Thousands)

                                 (continued)

 Outstanding                                                          Stated                           Internal      Amortized
  Principal                                                          Interest       Maturity            Rate of     Cost (Notes
   Balance                    Description                             Rate %          Date             Return %       1 and 2)
 -----------    ------------------------------------------           --------       --------           --------     -----------
        $160    Utah State University                                   3.50        04/01/2002           11.76           $147
                ---------- V ---------
         754    Vanderbilt University                                   3.00        08/01/2005           10.69            627
         596    Vanderbilt University                                   3.00        06/30/2009           10.39            440
                ---------- W ---------
         109    West Virginia Wesleyan College                          3.50        05/01/2002           13.43             99
          45    Western Carolina University                             3.75        11/01/2001           11.67             43
       1,240    Western Maryland College                                3.00        11/01/2016           12.44            685
         140    Western Washington University                           3.00        10/01/2007           11.16            109
                ---------- X ---------
         520    Xavier University                                       3.00        10/01/2017           12.54            275
 -----------                                                                                                        ----------
      70,135    Total College and University Loans                                                                     44,021
 -----------

                Allowance for Loan Losses                                                                               1,125
                                                                                                                    ----------

                Net Loans of the Trust                                                                                 42,896
                                                                                                                    ----------

                INVESTMENT AGREEMENTS (26.3%)

       2,599    FNMA #787 Liquidity Fund                                8.00        12/01/2014            8.00          2,599
      12,688    FNMA #786 Revenue Fund                                  5.00        12/01/2014            5.00         12,688
 -----------                                                                                                        ----------
      15,287    Total Investment Agreements                                                                            15,287
 -----------                                                                                                        ----------
     $85,422    Total Investments (100.0%)                                                                            $58,183
 ===========                                                                                                        ==========

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                 STATEMENTS.                                  26